VSRM Transaction (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of Condensed Assets and Liabilities Incorporated Into Consolidated Balance Sheet from VSRM Acquisition
A condensed schedule of assets and liabilities incorporated into the consolidated balance sheet from the VSRM acquisition is provided below:
Cash	$3,921
Trade receivables	4,604
Customer relationship intangible assets	37,122
Other assets	574
Total assets	$46,221

Trade and other payables	7,624
Deferred tax liability	9,407
Note payable to Affiliate	6,000
Senior debt	2,917
Total Liabilities	$25,948

Fair value of net assets acquired	$20,273

Schedule of Calculation of Revaluation Gain Related to Company's Equity Method Investment in VSRM as a Result of VSRM Transaction
The following table presents the calculation of the $8.8 million revaluation gain related to the Company's equity method investment in VSRM as a result of the VSRM Transaction:
Carrying value of equity method investment in VSRM	$1,773
Fair value of investment in VSRM	10,583
Gain on step acquisition	$8,810

Schedule of Reconciles the Net Assets Disposed
The following table reconciles the net assets disposed of from this transaction:
Cash at closing	$32,759
Net liabilities transferred	1,499
Hold back	75
Stock of acquirer	3,822
Total purchase price	$38,155

Cash	$271
Premiums transferred to buyer	4,326
Intangible assets	38,154
Trade payables and accrued liabilities assumed by buyer	(5,838)
Net assets disposed of	36,913
Net gain	1,242
Broker fee transaction costs	(1,242)
Net gain	$—
The net gain on revaluation of the investment in VSRM and the disposal of the Security and Alarm Business line are summarized below:
Gross gains	$10,052
Broker fee	(1,242)
Net gain	$8,810

Schedule of Assets And Liabilites Deconsolidated as a Result of This Transaction
The following table provides the assets and liabilities deconsolidated as a result of this transaction:
Cash	$497
Receivable from VSRM	934
Trade receivables	239
Intangible asset	196
Other assets	514
Total assets	$2,380

Payable to Affiliates	286
Trade payables	193
Note payable	1,000
Other liabilities	901
Total Liabilities	$2,380